Share-Based Compensation - Summary of Restricted Share Units (Details) - 12 months ended Dec. 31, 2022 - Restricted Share Units - Employees and Directors ¥ / shares in Units, ¥ in Thousands	CNY (¥) ¥ / shares shares	$ / shares	CNY (¥) ¥ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Share Units, Outstanding, December 31, 2021 | shares	119,566
Number of Share Units, Granted | shares	199,965
Number of Share Units, Vested | shares	119,568
Number of Share Units, Outstanding, December 31, 2022 | shares	199,963
Number of Share Units, Vested and expected to vest at December 31, 2022 | shares			199,963
Weighted-Average grant-date Fair Value per Option, Outstanding, December 31, 2021 | ¥ / shares	¥ 14.94
Weighted-Average grant-date Fair Value per Option, Granted | ¥ / shares	9.55
Weighted-Average grant-date Fair Value per Option, Vested | ¥ / shares	14.52
Weighted-Average grant-date Fair Value per Option, Outstanding, December 31, 2022 | ¥ / shares	¥ 9.81
Weighted-Average grant-date Fair Value per Option, Vested and expected to vest at December 31, 2022 | ¥ / shares			¥ 9.81
Weighted-Average grant-date Fair Value per Option, Exercisable at December 31, 2021 | $ / shares		$ 9.88
Weighted Average Remaining Contractual Term (Years), Outstanding	9 months 24 days
Weighted Average Remaining Contractual Term (Years), Vested and expected to vest at December 31, 2022	9 months 24 days
Aggregate Intrinsic Value, Outstanding, December 31, 2020 | ¥	¥ 1,189
Aggregate Intrinsic Value, Granted | ¥	0
Aggregate Intrinsic Value, Outstanding, December 31, 2021 | ¥	¥ 1,337
Aggregate Intrinsic Value, Vested and expected to vest at December 31, 2021 | ¥			¥ 1,337